UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21586
                                                    -----------

                    First Trust Enhanced Equity Income Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                    Date of reporting period: June 30, 2015
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                               SEMI-ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2015


                                  FIRST TRUST
                                ENHANCED EQUITY
                               INCOME FUND (FFA)



FIRST TRUST                                CHARTWELL INVESTMENT PARTNERS
                                      ------------------------------------------
                                      Institutional and Private Asset Management

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TABLE OF CONTENTS
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

Shareholder Letter..........................................................   1
At a Glance.................................................................   2
Portfolio Commentary........................................................   3
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................  11
Statement of Operations.....................................................  12
Statements of Changes in Net Assets.........................................  13
Financial Highlights........................................................  14
Notes to Financial Statements...............................................  15
Additional Information......................................................  21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust Enhanced Equity Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of Chartwell are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

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SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 JUNE 30, 2015


Dear Shareholders:

Thank you for your investment in First Trust Enhanced Equity Income Fund (the "Fund").

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the six months ended June 30, 2015, including a portfolio commentary from the Fund's management team, a performance analysis and a market and Fund outlook. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

U.S. markets, fueled by accelerating growth and an accommodating Federal Reserve, enjoyed a prosperous year in 2014. However, for the six months covered by this report, some economic and global factors, including the continued conflict in the Middle East and a sharp decline in oil prices, created volatility in the U.S. and global markets. Another factor that has impacted markets is the fact that many economists are predicting the Federal Reserve will begin to raise interest rates this year.

As I have written previously, First Trust believes investors should maintain perspective about the markets and have realistic expectations about their investments. Markets will always go up and down, but we believe that having a long-term investment horizon and being invested in quality products can help you reach your goals.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value the relationship and will continue to focus on our disciplined investment approach and long-term perspective to help investors reach their financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
"AT A GLANCE"
AS OF JUNE 30, 2015 (UNAUDITED)

-------------------------------------------------------------------
FUND STATISTICS
-------------------------------------------------------------------
Symbol on New York Stock Exchange                             FFA
Common Share Price                                         $14.36
Common Share Net Asset Value ("NAV")                       $15.73
Premium (Discount) to NAV                                   (8.71)%
Net Assets Applicable to Common Shares               $314,222,009
Current Quarterly Distribution per Common Share (1)        $0.235
Current Annualized Distribution per Common Share           $0.940
Current Distribution Rate on Closing Common Share Price (2)  6.55%
Current Distribution Rate on NAV (2)                         5.98%
-------------------------------------------------------------------


-----------------------------------------------
COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-----------------------------------------------
            Common Share Price    NAV
6/30/14     $14.46                $15.91
7/3/14       14.58                 16.08
7/11/14      14.55                 15.94
7/18/14      14.57                 16.00
7/25/14      14.57                 15.99
8/1/14       14.05                 15.58
8/8/14       13.97                 15.68
8/15/14      14.37                 15.90
8/22/14      14.73                 16.14
8/29/14      14.76                 16.29
9/5/14       14.93                 16.30
9/12/14      14.63                 16.20
9/19/14      14.79                 16.38
9/26/14      14.34                 15.95
10/3/14      14.27                 15.81
10/10/14     13.88                 15.27
10/17/14     13.63                 15.15
10/24/14     14.30                 15.75
10/31/14     14.57                 16.00
11/7/14      14.68                 16.11
11/14/14     14.65                 16.14
11/21/14     14.87                 16.30
11/28/14     14.92                 16.27
12/5/14      14.85                 16.39
12/12/14     14.44                 15.72
12/19/14     14.84                 16.26
12/26/14     14.80                 16.14
1/2/15       14.31                 15.95
1/9/15       14.49                 15.88
1/16/15      14.17                 15.66
1/23/15      14.47                 15.89
1/30/15      14.18                 15.43
2/6/15       14.37                 15.90
2/13/15      14.92                 16.28
2/20/15      14.66                 16.36
2/27/15      14.84                 16.35
3/6/15       14.61                 16.08
3/13/15      14.44                 15.92
3/20/15      14.52                 16.06
3/27/15      14.27                 15.85
4/2/15       14.29                 15.96
4/10/15      14.65                 16.27
4/17/15      14.68                 16.18
4/24/15      15.01                 16.32
5/1/15       15.05                 16.40
5/8/15       15.00                 16.42
5/15/15      15.19                 16.47
5/22/15      15.27                 16.50
5/29/15      15.06                 16.39
6/5/15       14.99                 16.27
6/12/15      14.94                 16.27
6/19/15      15.11                 16.35
6/26/15      14.58                 16.03
6/30/15      14.36                 15.73


--------------------------------------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------------------------------------
                                                                     Average Annual Total Return
                                                        ------------------------------------------------------
                        6 Months Ended   1 Year Ended   5 Years Ended   10 Years Ended   Inception (8/26/2004)
                          6/30/2015       6/30/2015       6/30/2015       6/30/2015          to 6/30/2015
FUND PERFORMANCE (3)
NAV                         1.87%           5.43%          14.68%           7.00%                6.92%
Market Value                3.44%           5.90%          15.03%           5.80%                5.57%

INDEX PERFORMANCE
S&P 500(R) Index            1.23%           7.42%          17.34%           7.89%                8.15%
BXM Index                   3.67%           3.64%           9.99%           5.06%                5.18%
--------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
                                          % OF TOTAL
TOP 10 HOLDINGS                           INVESTMENTS
-----------------------------------------------------
Apple, Inc.                                   4.5%
JPMorgan Chase & Co.                          4.1
General Electric Co.                          3.1
Pfizer, Inc.                                  3.0
Merck & Co., Inc.                             2.4
Philip Morris International, Inc.             2.3
Wells Fargo & Co.                             2.3
Honeywell International, Inc.                 2.2
Cisco Systems, Inc.                           2.0
Gilead Sciences, Inc.                         1.8
-----------------------------------------------------
                                     Total   27.7%
                                            ======


-----------------------------------------------------
                                          % OF TOTAL
SECTOR CLASSIFICATION                     INVESTMENTS
-----------------------------------------------------
Information Technology                       20.2%
Financials                                   20.0
Health Care                                  14.4
Consumer Discretionary                       12.1
Energy                                        9.4
Consumer Staples                              9.0
Industrials                                   8.9
Materials                                     2.6
Utilities                                     2.2
Telecommunication Services                    0.9
Other                                         0.3
-----------------------------------------------------
                                     Total  100.0%
                                            ======


(1) Most recent distribution paid or declared through 6/30/2015. Subject to change in the future

(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 6/30/2015. Subject to change in the future.

(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

                                  SUB-ADVISOR

Chartwell Investment Partners, Inc. ("Chartwell"), a wholly-owned subsidiary of TriState Capital Holdings, Inc., is a research-based equity and fixed-income manager with a disciplined, team-oriented investment process. On July 1, 2015, Chartwell changed its organizational form from a corporation to a limited liability company to increase organizational tax efficiencies. This change has no effect on Chartwell's ownership, management, or investment advisory services to the Fund.

                           PORTFOLIO MANAGEMENT TEAM

DOUGLAS W. KUGLER, CFA
PRINCIPAL, SENIOR PORTFOLIO MANAGER

PETER M. SCHOFIELD, CFA
PRINCIPAL, SENIOR PORTFOLIO MANAGER

                                   COMMENTARY

FIRST TRUST ENHANCED EQUITY INCOME FUND

The investment objective of First Trust Enhanced Equity Income Fund (the "Fund") is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its managed assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of foreign issuers. These securities are traded on U.S. securities exchanges. In addition, on an ongoing and consistent basis, the Fund will write (sell) covered call options on a portion of the Fund's managed assets. There can be no assurance that the Fund's investment objective will be achieved.

MARKET RECAP

The S&P 500(R) Index (the "Index") returned 1.23% (inclusive of dividends) during the six-month period ended June 30, 2015. During this time, the market generally drifted higher but in a fairly tight range. A research piece published by Strategas Research Partners found that the first five months of 2015 had the eighth narrowest trading range (7.8%) in the Index going back roughly 70 years. Despite the narrow trading range, other markets had a much more volatile six-month period. Oil stayed in the headlines, as the price of a barrel of Brent crude ranged from a low of $47 to a high of $68 and settled at $63 at the end of June. Interest rates were another point of focus as the U.S. 10-year Treasury yield moved from 2.17% at the end of last year to a low of 1.64%, back to a high of 2.48% before settling at 2.35% on June 30th. Significant attention remains on the short end of the yield curve, as the market attempts to figure out when the Federal Reserve (the "Fed") will start to increase rates, how many increases may occur, and how long the tightening phase will last. Foreign currency was yet another issue as the U.S. dollar strengthened and companies with meaningful foreign exchange exposure reported weaker results.

Consistently solid GDP growth remained elusive as first quarter 2015 growth was measured at +0.6%, although analysts expect GDP growth to pick up in the back half of the year. The unemployment rate continued to move downward, coming in at 5.3% for the month of June. For the six-month period ended June 30, 2015, performance by sector within the Index was in a range of down -10.7% to up 9.7%, with the bottom three sectors being Utilities (-10.7%), Energy (-4.7%), and Industrials (-3.0%), while the best three were Health Care (+9.7%), Consumer Discretionary (+6.8%), and Telecommunication Services (+3.2%). Overall, for the stock market, it was a less turbulent six months compared to recent periods, as the market waited for some visibility on the trajectory of economic improvement as well as the path of short-term interest rates.

PERFORMANCE ANALYSIS

For the six-month period ended June 30, 2015, the Fund returned 1.87% on a net asset value ("NAV") total return(1) basis and 3.44% on a market value total return(1) basis. The S&P 500(R) Index returned 1.23% and the CBOE S&P 500 BuyWrite Index ("BXM") returned 3.67% on a total return basis over the same period. In addition, while the premiums received from writing options were lower

-----------------------------

(1) Total return is based on the combination of reinvested dividends, capital gains and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales loads and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2015

than normal due to lower volatility, the Fund did benefit from its options overwriting program. Within the equity portion of the portfolio, an underweight in the Health Care Equipment & Services industry group was a detriment to relative performance, as that group returned an Index best 13.31% for the period. Stock selection in the Consumer Staples, Industrials and Financials sectors was a positive contributor to relative returns while stock selection in the Health Care, Information Technology, and Consumer Discretionary sectors detracted from relative performance. Several of the Fund's holdings performed extremely well during the period. Kraft Foods Group (+32.73%) received a takeover offer from Heinz during the period (the Fund's position was subsequently sold), LyondellBasell Industries (+32.46%) benefited from the recovery in energy prices and higher earnings expectations and Gilead Sciences (+24.66%) benefited from improving sentiment, as concerns involving competition with their blockbuster Hepatitis C drugs declined. In total, 10 stocks owned by the Fund were up over 10% in the period. Of course not all stocks performed so strongly. Micron Technology (-38.77%), a semi-conductor manufacturer, reported disappointing earnings and provided lower than expected earnings guidance; National Oilwell Varco (-24.95%), a supplier of equipment to the energy industry, declined as oil prices fell and earnings expectations were lowered; and Freeport-McMoRan, Inc. (-18.89%), a copper miner and oil producer, fell as copper prices declined and the company reduced its dividend.

MARKET OUTLOOK

The Index ended June, 2015 a little more than 3% below the record high it set in late May, as fears around both Greece and China caused a small decline from the recent peak. Despite the decline, the Index was still up over 200% from its closing low of 676.53 on March 9, 2009. Five of the six full calendar years from 2009 to 2014 saw double-digit increases, with 2013 and 2014 in total up just over 50%. The current year has seen a continuation of this uptrend but with apparently less conviction. We believe this lower conviction level has been brought about by the combination of higher equity valuations despite the slowdown in earnings growth and the apparent imminence of a Federal Funds rate hike for the first time in more than six years. Since the "Great Recession", the markets have been provided with extremely low interest rates and sizeable sums of liquidity. The liquidity firehose (at least in the U.S.) was turned off a little earlier with the end of bond buying by the Fed and the stock market seemed to accept that well. But the main questions on investors' minds at the time of this writing are: When will the Fed start to "normalize" short-term interest rates? What will be the pace of the "normalization"? How will the economy and markets react? While the debate over the timing of Federal Funds rate "lift-off" is interesting, the debate over its impact on the economy and the stock market is probably more important, given that some increase in short-term rates is fully expected.

While the impact of the expected rate hike is unknown, there are certain things which are known and which bode well for the economy and the stock market. The employment situation is showing continued improvement, wages appear to be increasing after a period of stagnation, published inflation measures are still subdued and the rather wild changes in both the price of oil and the foreign exchange value of the dollar have stabilized (at least for now). Also, the geo-political environment, while being somewhat tumultuous (e.g., Greek debt repayment, Russia/Ukraine, continuing unrest in the Middle East) has so far lacked any significantly threatening situations. Over the last few years, the market has climbed the proverbial "wall of worry", as various controversies and risks were resolved. The current situation is no different. Besides the aforementioned geo-political environment and uncertainty over short-term interest rates, other "bricks" in the wall are: the debate over the impact of weather and/or "seasonal adjustments" on first quarter GDP growth, questions about the sustainability of corporate profits and margins, and questions about the slowing Chinese economy and the impacts of the recent sharp decline in their stock market. As we have said in the past, we believe these uncertainties can provide a positive impetus to stock prices if they are resolved in a market friendly manner.

Our position is that, despite these uncertainties, the very slight U.S. GDP growth rate of the first quarter of 2015 should prove to be an aberration and the domestic and global economies should continue to grow at a reasonable rate. Also, we believe U.S. corporate profits should continue to grow but at a subdued pace when compared to previous years. Companies have been increasing corporate cash flow which has provided them the wherewithal to increase share repurchases and dividends. Low absolute interest rates and rising stock valuations have contributed greatly to the large uptick in mergers and acquisitions that has occurred over the last few quarters and which should continue, in our opinion. These factors should provide a solid backdrop for the market going forward. However, as we have been emphasizing, with the valuation of the stock market now above its longer-term averages, and with earnings growth flattening out, moves higher in the Index will likely be more muted going forward, with an increased likelihood of periods of price declines. No matter the outcome of these issues, we will manage the Fund with the objective of generating a high level of current income while seeking capital appreciation over the market cycle.

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS
JUNE 30, 2015 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
COMMON STOCKS - 96.1%

              AEROSPACE & DEFENSE - 3.2%
      68,000  Honeywell International, Inc. (a).................  $   6,933,960
      15,000  Precision Castparts Corp..........................      2,998,050
                                                                  -------------
                                                                      9,932,010
                                                                  -------------

              AIR FREIGHT & LOGISTICS - 1.5%
      28,000  FedEx Corp. (a)...................................      4,771,200
                                                                  -------------

              AUTOMOBILES - 1.2%
     110,000  General Motors Co.................................      3,666,300
                                                                  -------------

              BANKS - 8.8%
     120,000  BB&T Corp. (a)....................................      4,837,200
     190,000  JPMorgan Chase & Co. (a)..........................     12,874,400
      23,000  M&T Bank Corp.....................................      2,873,390
     127,000  Wells Fargo & Co. (a).............................      7,142,480
                                                                  -------------
                                                                     27,727,470
                                                                  -------------

              BEVERAGES - 2.9%
      35,000  Anheuser-Busch InBev N.V., ADR (a)................      4,223,450
      52,000  PepsiCo, Inc. (a).................................      4,853,680
                                                                  -------------
                                                                      9,077,130
                                                                  -------------

              BIOTECHNOLOGY - 2.9%
      30,000  Celgene Corp. (b).................................      3,472,050
      48,700  Gilead Sciences, Inc..............................      5,701,796
                                                                  -------------
                                                                      9,173,846
                                                                  -------------

              CAPITAL MARKETS - 3.7%
       9,000  BlackRock, Inc. (a)...............................      3,113,820
     100,000  Invesco Ltd. (a)..................................      3,749,000
      60,000  State Street Corp. (a)............................      4,620,000
                                                                  -------------
                                                                     11,482,820
                                                                  -------------

              CHEMICALS - 1.1%
      34,000  LyondellBasell Industries N.V., Class A...........      3,519,680
                                                                  -------------

              COMMUNICATIONS EQUIPMENT - 3.4%
     225,000  Cisco Systems, Inc. (a)...........................      6,178,500
      70,000  QUALCOMM, Inc. (a)................................      4,384,100
                                                                  -------------
                                                                     10,562,600
                                                                  -------------

              CONSUMER FINANCE - 1.2%
      48,000  American Express Co...............................      3,730,560
                                                                  -------------

              DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
      60,000  Verizon Communications, Inc. (a)..................      2,796,600
                                                                  -------------

              ELECTRIC UTILITIES - 1.0%
     110,000  PPL Corp. (a).....................................      3,241,700
                                                                  -------------

              ELECTRICAL EQUIPMENT - 1.1%
      28,000  Rockwell Automation, Inc. (a).....................      3,489,920
                                                                  -------------


                        See Notes to Financial Statements                 Page 5

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

              ENERGY EQUIPMENT & SERVICES - 2.7%
      70,000  National Oilwell Varco, Inc. (a)..................  $   3,379,600
     112,000  Noble Corp. PLC...................................      1,723,680
      40,000  Schlumberger, Ltd. (a)............................      3,447,600
                                                                  -------------
                                                                      8,550,880
                                                                  -------------

              FOOD & STAPLES RETAILING - 1.3%
      40,000  CVS Health Corp...................................      4,195,200
                                                                  -------------

              FOOD PRODUCTS - 1.0%
      75,000  Mondelez International, Inc., Class A (a).........      3,085,500
                                                                  -------------

              HEALTH CARE EQUIPMENT & SUPPLIES - 1.8%
      75,000  Medtronic PLC.....................................      5,557,500
                                                                  -------------

              HEALTH CARE PROVIDERS & SERVICES - 1.5%
      57,500  Cardinal Health, Inc. (a).........................      4,809,875
                                                                  -------------

              HOTELS, RESTAURANTS & LEISURE - 2.5%
     100,000  Carnival Corp. (a)................................      4,939,000
      35,000  Starwood Hotels & Resorts Worldwide, Inc. (a).....      2,838,150
                                                                  -------------
                                                                      7,777,150
                                                                  -------------

              INDUSTRIAL CONGLOMERATES - 3.0%
     360,000  General Electric Co. (a)..........................      9,565,200
                                                                  -------------

              INSURANCE - 3.3%
      28,000  ACE Ltd...........................................      2,847,040
      66,000  Arthur J. Gallagher & Co. (a).....................      3,121,800
      80,000  MetLife, Inc. (a).................................      4,479,200
                                                                  -------------
                                                                     10,448,040
                                                                  -------------

              IT SERVICES - 1.3%
      52,000  Automatic Data Processing, Inc. (a)...............      4,171,960
                                                                  -------------

              LIFE SCIENCES TOOLS & SERVICES - 1.9%
      70,000  Agilent Technologies, Inc. (a)....................      2,700,600
      25,000  Thermo Fisher Scientific, Inc.....................      3,244,000
                                                                  -------------
                                                                      5,944,600
                                                                  -------------

              MEDIA - 3.7%
      57,500  CBS Corp., Class B (a)............................      3,191,250
      70,000  Comcast Corp., Class A (a)........................      4,209,800
      50,000  Time Warner, Inc. (a).............................      4,370,500
                                                                  -------------
                                                                     11,771,550
                                                                  -------------

              METALS & MINING - 0.7%
     122,000  Freeport-McMoRan, Inc. (a)........................      2,271,640
                                                                  -------------

              MULTILINE RETAIL - 1.3%
      65,000  Kohl's Corp. (a)..................................      4,069,650
                                                                  -------------

              OIL, GAS & CONSUMABLE FUELS - 4.5%
      42,000  Chevron Corp. (a).................................      4,051,740
      25,000  Exxon Mobil Corp. (a).............................      2,080,000
     120,000  Marathon Oil Corp. (a)............................      3,184,800
      62,000  Occidental Petroleum Corp. (a)....................      4,821,740
                                                                  -------------
                                                                     14,138,280
                                                                  -------------

Page 6                  See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

SHARES/UNITS                     DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
COMMON STOCKS (CONTINUED)

              PAPER & FOREST PRODUCTS - 0.7%
      55,655  Domtar Corp. (a)..................................  $   2,304,117
                                                                  -------------

              PHARMACEUTICALS - 7.1%
      10,000  Allergan PLC (b)..................................      3,034,600
      40,000  AstraZeneca PLC, ADR (a)..........................      2,548,400
     130,000  Merck & Co., Inc. (a).............................      7,400,900
     276,886  Pfizer, Inc. (a)..................................      9,283,987
                                                                  -------------
                                                                     22,267,887
                                                                  -------------

              REAL ESTATE INVESTMENT TRUSTS - 1.9%
      60,000  Lamar Advertising Co., Class A (a)................      3,448,800
      35,000  Mid-America Apartment Communities, Inc. (a).......      2,548,350
                                                                  -------------
                                                                      5,997,150
                                                                  -------------

              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
     120,000  Intel Corp. (a)...................................      3,649,800
      80,000  Microchip Technology, Inc. (a)....................      3,794,000
     100,000  Micron Technology, Inc. (b).......................      1,884,000
     135,000  NVIDIA Corp.......................................      2,714,850
                                                                  -------------
                                                                     12,042,650
                                                                  -------------

              SOFTWARE - 5.0%
      65,000  Check Point Software Technologies Ltd. (a) (b)....      5,170,750
     117,600  Microsoft Corp....................................      5,192,040
     130,000  Oracle Corp. (a)..................................      5,239,000
                                                                  -------------
                                                                     15,601,790
                                                                  -------------

              SPECIALTY RETAIL - 1.8%
      65,000  L Brands, Inc.....................................      5,572,450
                                                                  -------------

              TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.8%
     111,500  Apple, Inc. (a)...................................     13,984,899
     160,000  EMC Corp. (a).....................................      4,222,400
                                                                  -------------
                                                                     18,207,299
                                                                  -------------

              TEXTILES, APPAREL & LUXURY GOODS - 1.6%
      70,000  VF Corp. (a)......................................      4,881,800
                                                                  -------------

              TOBACCO - 3.8%
      95,000  Altria Group, Inc. (a)............................      4,646,450
      90,000  Philip Morris International, Inc. (a).............      7,215,300
                                                                  -------------
                                                                     11,861,750
                                                                  -------------

              WATER UTILITIES - 1.2%
      75,000  American Water Works Co., Inc. (a)................      3,647,250
                                                                  -------------
              TOTAL COMMON STOCKS...............................    301,913,004
              (Cost $264,899,757)                                 -------------

MASTER LIMITED PARTNERSHIPS - 2.1%

              OIL, GAS & CONSUMABLE FUELS - 2.1%
      55,000  Energy Transfer Partners, L.P. (a)................      2,871,000
     130,000  Enterprise Products Partners, L.P. (a)............      3,885,700
                                                                  -------------
              TOTAL MASTER LIMITED PARTNERSHIPS.................      6,756,700
              (Cost $3,313,331)                                   -------------



                        See Notes to Financial Statements                 Page 7

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

   SHARES                        DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
COMMON STOCKS - BUSINESS DEVELOPMENT COMPANIES - 1.0%

              CAPITAL MARKETS - 1.0%
     187,000  Ares Capital Corp. (a)............................  $   3,078,020
                                                                  -------------
              TOTAL COMMON STOCKS - BUSINESS DEVELOPMENT
                 COMPANIES......................................      3,078,020
              (Cost $3,148,066)                                   -------------

INVESTMENT COMPANIES - 0.3%

              CAPITAL MARKETS - 0.3%
       5,000  SPDR S&P 500 ETF Trust............................      1,029,250
                                                                  -------------
              TOTAL INVESTMENT COMPANIES........................      1,029,250
              (Cost $1,053,985)                                   -------------

              TOTAL INVESTMENTS - 99.5%.........................    312,776,974
              (Cost $272,415,139) (c)                             -------------

 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
------------  --------------------------------------------------  -------------
CALL OPTIONS WRITTEN - (0.1%)

              Allergan PLC Call
          40  @ $ 315.00 due July 2015..........................         (6,880)
                                                                  -------------
              Anheuser-Busch InBev N.V., ADR Call
         150  @   130.00 due July 2015..........................         (3,750)
                                                                  -------------
              BB&T Corp. Call
         300  @    42.00 due July 2015..........................         (6,600)
                                                                  -------------
              Cardinal Health, Inc. Call
         200  @    92.50 due July 2015..........................           (400)
                                                                  -------------
              Carnival Corp. Call
         250  @    50.00 due July 2015..........................        (17,500)
                                                                  -------------
              Comcast Corp., Class A Call
         350  @    60.00 due July 2015..........................        (36,400)
                                                                  -------------
              CVS Health Corp. Call
         200  @   107.00 due July 2015..........................        (13,200)
                                                                  -------------
              EMC Corp. Call
         500  @    28.00 due July 2015..........................         (4,000)
                                                                  -------------
              Exxon Mobil Corp. Call
         250  @    85.00 due July 2015..........................        (10,500)
                                                                  -------------
              Freeport-McMoRan, Inc. Call
         300  @    23.00 due July 2015..........................         (1,500)
                                                                  -------------
              General Electric Co. Call
         750  @    28.00 due July 2015..........................         (6,000)
                                                                  -------------
              Gilead Sciences, Inc. Call
         125  @   125.00 due July 2015..........................         (5,500)
                                                                  -------------
              JPMorgan Chase & Co. Call
         750  @    70.00 due July 2015..........................        (27,000)
                                                                  -------------
              LyondellBasell Industries N.V., Class A Call
         170  @   110.00 due July 2015..........................         (4,250)
                                                                  -------------
              MetLife, Inc. Call
         300  @     57.50 due July 2015.........................        (15,900)
                                                                  -------------


Page 8                  See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)

 NUMBER OF
 CONTRACTS                       DESCRIPTION                          VALUE
------------  --------------------------------------------------  --------------
CALL OPTIONS WRITTEN (CONTINUED)

              Microsoft Corp. Call
         500  @ $  49.00 due July 2015..........................  $      (1,000)
                                                                  -------------
              Mondelez International, Inc., Class A Call
         300  @    42.00 due July 2015..........................        (10,800)
                                                                  -------------
              Noble Corp. PLC Calls
         300  @    19.00 due July 2015..........................         (1,200)
         200  @    20.00 due September 2015.....................         (1,500)
                                                                  -------------
                                                                         (2,700)
                                                                  -------------
              Oracle Corp. Call
         300  @    45.00 due July 2015..........................           (300)
                                                                  -------------
              Precision Castparts Corp. Call
          60  @   220.00 due July 2015..........................           (900)
                                                                  -------------
              S&P 500 Index Calls (d)
         125  @ 2,120.00 due July 2015..........................        (61,250)
         100  @ 2,135.00 due July 2015..........................        (20,300)
         175  @ 2,150.00 due July 2015..........................        (15,750)
         250  @ 2,160.00 due August 2015........................       (127,500)
                                                                  -------------
                                                                       (224,800)
                                                                  -------------
              Starwood Hotels & Resorts Worldwide, Inc. Call
         150  @    87.50 due July 2015..........................         (3,750)
                                                                  -------------
              Time Warner, Inc. Call
         250  @    90.00 due July 2015..........................        (12,500)
                                                                  -------------
              Wells Fargo & Co. Call
         400  @    57.50 due July 2015..........................        (17,600)
                                                                  -------------
              TOTAL CALL OPTIONS WRITTEN........................       (433,730)
              (Premiums received $798,950)                        -------------

              NET OTHER ASSETS AND LIABILITIES - 0.6%...........      1,878,765
                                                                  -------------
              NET ASSETS - 100.0%...............................  $ 314,222,009
                                                                  =============


(a) All or a portion of this security is pledged to cover index call options written.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of June 30, 2015, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $49,248,533 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $8,886,698.

(d) Call options on securities indices were written on a portion of the common stock positions that were not used to cover call options written on individual equity securities held in the Fund's portfolio.

ADR   American Depositary Receipt


                        See Notes to Financial Statements                 Page 9

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JUNE 30, 2015 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of June 30, 2015 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                            LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
INVESTMENTS                                              6/30/2015         PRICES           INPUTS           INPUTS
---------------------------------------------------    -------------    -------------    -------------    -------------
Common Stocks*.....................................    $ 301,913,004    $ 301,913,004    $          --    $          --
Master Limited Partnerships*.......................        6,756,700        6,756,700               --               --
Common Stocks - Business Development
    Companies*.....................................        3,078,020        3,078,020               --               --
 Investment Companies*.............................        1,029,250        1,029,250               --               --
                                                       -------------    -------------    -------------    -------------
TOTAL INVESTMENTS..................................    $ 312,776,974    $ 312,776,974    $          --    $          --
                                                       =============    =============    =============    =============

                                                   LIABILITIES TABLE
                                                                                            LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         6/30/2015         PRICES           INPUTS           INPUTS
                                                       -------------    -------------    -------------    -------------
Call Options Written...............................    $    (433,730)   $    (433,730)   $          --    $          --
                                                       =============    =============    =============    =============

* See the Portfolio of Investments for industry breakdown.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at June 30, 2015.


Page 10                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2015 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $272,415,139)............................................................................   $312,776,974
Cash..............................................................................................      1,334,002
Receivables:
   Dividends......................................................................................        633,876
   Investment securities sold.....................................................................        256,174
   Dividend reclaims..............................................................................          4,347
   Interest.......................................................................................             11
Prepaid expenses..................................................................................         15,667
                                                                                                     ------------
   Total Assets...................................................................................    315,021,051
                                                                                                     ------------
LIABILITIES:
Options written, at value (Premiums received $798,950)............................................        433,730
Payables:
   Investment advisory fees.......................................................................        266,834
   Investment securities purchased................................................................         26,625
   Audit and tax fees.............................................................................         26,368
   Administrative fees............................................................................         14,477
   Printing fees..................................................................................         12,845
   Custodian fees.................................................................................          6,565
   Legal fees.....................................................................................          6,364
   Transfer agent fees............................................................................          3,324
   Financial reporting fees.......................................................................            797
   Trustees' fees and expenses....................................................................            157
Other liabilities.................................................................................            956
                                                                                                     ------------
   Total Liabilities..............................................................................        799,042
                                                                                                     ------------
NET ASSETS........................................................................................   $314,222,009
                                                                                                     ============
NET ASSETS CONSIST OF:
Paid-in capital...................................................................................   $278,163,961
Par value.........................................................................................        199,732
Accumulated net investment income (loss)..........................................................     (5,967,780)
Accumulated net realized gain (loss) on investments and written options...........................      1,099,041
Net unrealized appreciation (depreciation) on investments and written options.....................     40,727,055
                                                                                                     ------------
NET ASSETS........................................................................................   $314,222,009
                                                                                                     ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share)..............................   $      15.73
                                                                                                     ============
Number of Common Shares outstanding (unlimited number of Common Shares has been authorized).......     19,973,164
                                                                                                     ============


                        See Notes to Financial Statements                Page 11

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2015 (UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $12,538).............................................   $  4,202,061
Interest..........................................................................................            107
                                                                                                     ------------
   Total investment income........................................................................      4,202,168
                                                                                                     ------------
EXPENSES:
Investment advisory fees..........................................................................      1,598,067
Printing fees.....................................................................................         43,103
Administrative fees...............................................................................         38,170
Audit and tax fees................................................................................         21,422
Transfer agent fees...............................................................................         17,246
Custodian fees....................................................................................         13,932
Trustees' fees and expenses.......................................................................         10,045
Legal fees........................................................................................          5,578
Financial reporting fees..........................................................................          4,651
Other.............................................................................................         15,690
                                                                                                     ------------
   Total expenses.................................................................................      1,767,904
                                                                                                     ------------
NET INVESTMENT INCOME (LOSS)......................................................................      2,434,264
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments....................................................................................     16,834,511
   Written options................................................................................      3,078,986
                                                                                                     ------------
Net realized gain (loss)..........................................................................     19,913,497
                                                                                                     ------------
Net change in unrealized appreciation (depreciation) on:
   Investments....................................................................................    (17,431,053)
   Written options................................................................................         52,697
                                                                                                     ------------
Net change in unrealized appreciation (depreciation)..............................................    (17,378,356)
                                                                                                     ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................................      2,535,141
                                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...................................   $  4,969,405
                                                                                                     ============


Page 12                 See Notes to Financial Statements

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                        ENDED            YEAR
                                                                                      6/30/2015         ENDED
                                                                                     (UNAUDITED)      12/31/2014
                                                                                     ------------    ------------
OPERATIONS:
Net investment income (loss).......................................................  $  2,434,264    $  4,804,048
Net realized gain (loss)...........................................................    19,913,497      35,892,048
Net change in unrealized appreciation (depreciation)...............................   (17,378,356)     (7,977,596)
                                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from operations....................     4,969,405      32,718,500
                                                                                     ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................    (9,387,387)    (18,375,311)
                                                                                     ------------    ------------
Total distributions to shareholders................................................    (9,387,387)    (18,375,311)
                                                                                     ------------    ------------
Total increase (decrease) in net assets............................................    (4,417,982)     14,343,189
NET ASSETS:
Beginning of period................................................................   318,639,991     304,296,802
                                                                                     ------------    ------------
End of period......................................................................  $314,222,009    $318,639,991
                                                                                     ============    ============
Accumulated net investment income (loss) at end of period..........................  $ (5,967,780)   $    985,343
                                                                                     ============    ============
COMMON SHARES:
Common Shares at end of period.....................................................    19,973,164      19,973,164
                                                                                     ============    ============


                        See Notes to Financial Statements                Page 13

FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           SIX MONTHS
                                              ENDED          YEAR          YEAR          YEAR          YEAR          YEAR
                                            6/30/2015       ENDED         ENDED         ENDED         ENDED         ENDED
                                           (UNAUDITED)  12/31/2014 (a)  12/31/2013    12/31/2012    12/31/2011    12/31/2010
                                           -----------  --------------  ----------    ----------    ----------    ----------
Net asset value, beginning of period.....    $  15.95      $  15.24      $  13.27      $  12.51      $  13.20      $  12.32
                                             --------      --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss).............        0.12          0.24          0.21          0.26          0.22          0.24
Net realized and unrealized gain (loss)..        0.13          1.39          2.66          1.40         (0.01)         1.52
                                             --------      --------      --------      --------      --------      --------
Total from investment operations.........        0.25          1.63          2.87          1.66          0.21          1.76
                                             --------      --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income....................       (0.47)        (0.92)        (0.90)        (0.72)        (0.68)        (0.59)
Return of capital........................          --            --            --         (0.18)        (0.22)        (0.29)
                                             --------      --------      --------      --------      --------      --------
Total distributions to Common
   Shareholders..........................       (0.47)        (0.92)        (0.90)        (0.90)        (0.90)        (0.88)
                                             --------      --------      --------      --------      --------      --------
Net asset value, end of period...........    $  15.73      $  15.95      $  15.24      $  13.27      $  12.51      $  13.20
                                             ========      ========      ========      ========      ========      ========
Market value, end of period..............    $  14.36      $  14.34      $  13.32      $  11.84      $  10.83      $  12.63
                                             ========      ========      ========      ========      ========      ========
TOTAL RETURN BASED ON NET ASSET
   VALUE (b).............................        1.87%        11.63%        23.11%        14.18% (c)     2.42%        15.50%
                                             ========      ========      ========      ========      ========      ========
TOTAL RETURN BASED ON MARKET
   VALUE (b).............................        3.44%        14.83%        20.60%        17.68%        (7.33)%       16.37%
                                             ========      ========      ========      ========      ========      ========
-----------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's).....    $314,222      $318,640      $304,297      $265,009      $249,766      $263,614
Ratio of total expenses to average net
   assets................................        1.11% (d)     1.18%         1.19%         1.21%         1.22%         1.25%
Ratio of net investment income (loss) to
   average net assets....................        1.52% (d)     1.54%         1.45%         1.90%         1.65%         1.90%
Portfolio turnover rate..................          24%           44%           40%           66%           52%           41%

-----------------------------

(a) On February 20, 2014, the Fund's Board of Trustees approved an interim and new sub-advisory agreement with Chartwell Investment Partners, Inc. ("Chartwell"), which became the Fund's sub-advisor on March 5, 2014, under the interim sub-advisory agreement. On July 2, 2014, the Fund's shareholders voted to approve the new sub-advisory agreement.

(b) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

(c) The Fund received reimbursements from Chartwell Investment Partners, L.P. (the predecessor to Chartwell) in the amount of $77,318. The reimbursements represented less than $0.01 per share and had no effect on the Fund's total return.

(d)   Annualized.


Page 14                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


                                1. ORGANIZATION

First Trust Enhanced Equity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on May 20, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FFA on the New York Stock Exchange ("NYSE").

The Fund's investment objective is to provide a high level of current income and gains and, to a lesser extent, capital appreciation. The Fund pursues its investment objective by investing in a diversified portfolio of equity securities. Under normal market conditions, the Fund pursues an integrated investment strategy in which the Fund invests substantially all of its Managed Assets in a diversified portfolio of common stocks of U.S. corporations and U.S. dollar-denominated equity securities of non-U.S. issuers, in each case that are traded on U.S. securities exchanges, and on an ongoing and consistent basis writes (sells) covered call options on a portion of the Fund's Managed Assets. Managed Assets means the total asset value of the Fund minus the sum of the Fund's liabilities, including the value of call options written (sold). There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund, which is an investment company within the scope of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund's NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, the value of call options written (sold) and dividends declared but unpaid) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs"), exchange-traded funds and other equity securities listed on any national or foreign exchange (excluding The NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)

obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of June 30, 2015, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call options ("options") on all or a portion of the equity securities held in the Fund's portfolio and on securities indices as determined to be appropriate by Chartwell Investment Partners, Inc. ("Chartwell" or the "Sub-Advisor"), consistent with the Fund's investment objective. The number of options the Fund can write (sell) is limited by the amount of equity securities the Fund holds in its portfolio. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. The Fund will not write (sell) "naked" or uncovered options. If certain equity securities held in the Fund's portfolio are not covered by a related call option on the individual equity security, securities index options may be written on all or a portion of such uncovered securities. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts.

The Fund may hold securities of publicly-traded real estate investment trusts ("REITs"). Distributions from such investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REITs' fiscal year end. The Fund records the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

For the six months ended June 30, 2015, distributions of $207,400 received from MLPs have been reclassified as return of capital. The cost basis of the applicable MLPs has been reduced accordingly.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income of the Fund are declared and paid quarterly or as the Board of Trustees may determine from time to time. Distributions of any net realized capital gains earned by the Fund are distributed at least annually. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and realized capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some point in the future. The character of distributions for tax reporting purposes will depend on the Fund's investment experience during the remainder of its fiscal year. Based on information for the period through June 30, 2015, it is likely that the Fund's distributions will include a return of capital component for the fiscal year ending on December 31, 2015.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)

The tax character of distributions paid during the fiscal year ended December 31, 2014 was as follows:

Distributions paid from:
Ordinary income...............................  $   18,375,311
Long-term capital gain........................              --
Return of capital.............................              --

As of December 31, 2014, the distributable earnings and net assets on a tax basis were as follows:

Undistributed ordinary income.................  $           --
Undistributed capital gains...................              --
                                                --------------
Total undistributed earnings..................              --
Accumulated capital and other losses..........     (13,039,607)
Net unrealized appreciation (depreciation)....      58,462,612
                                                --------------
Total accumulated earnings (losses)...........      45,423,005
Other.........................................      (5,146,707)
Paid-in capital...............................     278,363,693
                                                --------------
Net assets....................................  $  318,639,991
                                                ==============

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising in taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At December 31, 2014, the Fund had pre-enactment capital loss carryforwards for federal income tax purposes of $12,534,984 expiring December 31, 2017.

During the taxable year ended December 31, 2014, the Fund utilized pre-enactment capital loss carryforwards in the amount of $34,163,729.

The Fund is subject to certain limitations under the U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2011, 2012, 2013 and 2014 remain open to federal and state audit. As of June 30, 2015, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following year for federal income tax purposes. For the fiscal year ended December 31, 2014, the Fund intends to elect to defer net capital losses of $504,623.

F. EXPENSES

The Fund will pay all expenses directly related to its operations.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

Chartwell manages the Fund's portfolio subject to First Trust's supervision. Chartwell receives a monthly portfolio management fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Fund for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the six months ended June 30, 2015, were $76,711,000 and $80,802,183, respectively.

                          5. DERIVATIVES TRANSACTIONS

Written option activity for the Fund was as follows:

                                                         NUMBER
                                                           OF
WRITTEN OPTIONS                                         CONTRACTS               PREMIUMS
-------------------------------------------------------------------------------------------
Options outstanding at December 31, 2014...........         7,300            $      965,198
Options Written....................................        50,660                 6,444,730
Options Expired....................................       (10,246)               (2,045,348)
Options Exercised..................................       (24,019)                 (390,696)
Options Closed.....................................       (15,950)               (4,174,934)
                                                        ---------            --------------
Options outstanding at June 30, 2015...............         7,745            $      798,950
                                                        =========            ==============

The following table presents the types of derivatives held by the Fund at June 30, 2015, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.


                                           ASSET DERIVATIVES                      LIABILITY DERIVATIVES
                                ---------------------------------------  ---------------------------------------
DERIVATIVE                       STATEMENTS OF ASSETS AND                 STATEMENT OF ASSETS AND
INSTRUMENT       RISK EXPOSURE     LIABILITIES LOCATION        VALUE        LIABILITIES LOCATION        VALUE
---------------  -------------  --------------------------  -----------  --------------------------  -----------
Written Options  Equity Risk                --                  --       Options written, at value   $ 433,730

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended June 30, 2015, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
EQUITY RISK EXPOSURE
Net realized gain (loss) on written options                        $   3,078,986
Net change in unrealized appreciation (depreciation) on written
   options                                                                52,697

The Fund does not have the right to offset financial assets and financial liabilities related to option contracts on the Statement of Assets and Liabilities.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              7. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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ADDITIONAL INFORMATION
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of the Common Shares of Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, First Trust Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust Mortgage Income Fund, First Trust Strategic High Income Fund II, First Trust/Aberdeen Emerging Opportunity Fund, First Trust Specialty Finance and Financial Opportunities Fund, First Trust Dividend and Income Fund, First Trust High Income Long/Short Fund, First Trust Energy Infrastructure Fund, First Trust MLP and Energy Income Fund, First Trust Intermediate Duration Preferred & Income Fund and First Trust New Opportunities MLP & Energy Fund was held on April 20, 2015 (the "Annual Meeting"). At the Annual Meeting, Richard E. Erickson and Thomas R. Kadlec were elected by the Common Shareholders of the First Trust Enhanced Equity Income Fund as Class II Trustees for a three-year term expiring at the Fund's annual meeting of shareholders in 2018. The number of votes cast in favor of Mr. Erickson was 17,437,693, the number of votes against was 451,105 and the number of broker non-votes was 2,084,366. The number of votes cast in favor of Mr. Kadlec was 17,459,722, the number of votes against was 429,076 and the number of broker non-votes was 2,084,366. James A. Bowen, Robert F. Keith and Niel B. Nielson are the other current and continuing Trustees.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

EQUITY SECURITIES RISK: The Fund invests in equity securities. An adverse event affecting an issuer, such as an unfavorable earnings report, may depress the value of a particular equity security held by the Fund. Also, the prices of equity securities are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of equity securities to which the Fund has exposure. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers or their industries occur.

OPTION RISK: The Fund may write (sell) covered call options on all or a portion of the equity securities held in the Fund's portfolio as determined to be appropriate by the Fund's Sub-Advisor, consistent with the Fund's investment objective. The ability to successfully implement the Fund's investment strategy depends on the Sub-Advisor's ability to predict pertinent market movements, which can not be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold an equity security that it might otherwise sell. There can be no assurance that a liquid market for the options will exist when the Fund seeks to close out an option position. Additionally, to the extent that the Fund purchases options pursuant to a hedging strategy, the Fund will be subject to additional risks.

INDUSTRY RISK: The Fund may not invest 25% or more of its total assets in securities of issuers in any single industry. If the Fund is focused in an industry, it may present more risks than if it were broadly diversified over numerous industries of the economy. Individual industries may be subject to unique risks which may include, among others, governmental regulation, inflation, technological innovations that may render existing products and equipment obsolete, competition from new entrants, high research and development costs, and rising interest rates.

INCOME RISK: Net investment income paid by the Fund to its Common Shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund's portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by

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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


the securities in the Fund's portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer's board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the Common Shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Enhanced Equity Income Fund (the "Fund"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Chartwell Investment Partners, Inc. (the "Sub-Advisor"), at a meeting held on June 16, 2015. The Board determined that the continuation of the Agreements is in the best interests of the Fund in light of the extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 20, 2015 and June 16, 2015, the Board, including the Independent Trustees, reviewed materials provided by the Advisor and the Sub-Advisor responding to requests for information from counsel to the Independent Trustees that, among other things, outlined the services provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the advisory and sub-advisory fees for the Fund as compared to fees charged to other clients of the Advisor and the Sub-Advisor and as compared to fees charged to a peer group of funds selected by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"); expenses of the Fund as compared to expense ratios of the funds in the MPI Peer Group; performance information for the Fund; the nature of expenses incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Board reviewed initial materials with the Advisor at a special meeting held on April 20, 2015, at which the Independent Trustees and their counsel met separately to discuss the information provided by the Advisor and the Sub-Advisor. Following the April meeting, independent legal counsel on behalf of the Independent Trustees requested certain clarifications and supplements to the materials provided, and those were considered at an executive session of the Independent Trustees and independent legal counsel held prior to the June 16, 2015 meeting, as well as at the meeting. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in the Fund knowing that the Advisor and the Sub-Advisor manage the Fund.

In reviewing the Agreements, the Board considered the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor is responsible for the overall management and administration of the Fund and reviewed the services provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board considered the significant asset growth of the First Trust Fund Complex and the Advisor's concomitant investment in infrastructure and personnel dedicated to the First Trust funds. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team. The Board reviewed the materials provided by the Sub-Advisor and considered the services that the Sub-Advisor provides to the Fund, including the Sub-Advisor's day-to-day management of the Fund's investments. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Fund by the Advisor and the Sub-Advisor under the Agreements have been and are expected to remain satisfactory and that the Sub-Advisor, under the oversight of the Advisor, has managed the Fund consistent with its investment objective and policies.

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ADDITIONAL INFORMATION (CONTINUED)
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                 FIRST TRUST ENHANCED EQUITY INCOME FUND (FFA)
                           JUNE 30, 2015 (UNAUDITED)


The Board considered the advisory and sub-advisory fees paid under the Agreements. The Board considered the advisory fees charged by the Advisor to similar funds and other non-fund clients, noting that the Advisor provides advisory services to another closed-end fund sub-advised by the Sub-Advisor and certain separately managed accounts that may have investment objectives and policies similar to the Fund's. The Board noted that the Advisor charges the same advisory fee rate to the Fund and the other closed end fund sub advised by the Sub Advisor and a lower advisory fee rate to the separately managed accounts. The Board noted the Advisor's statement that the nature of the services provided to the separately managed accounts is not comparable to those provided to the Fund. The Board considered the sub-advisory fee and how it relates to the Fund's overall advisory fee structure and noted that the sub-advisory fee is paid by the Advisor from its advisory fee. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other clients, noting that the Sub-Advisor does not charge a lower advisory or sub-advisory fee to any client for which it provides comparable services. In addition, the Board reviewed data prepared by MPI showing the advisory fee and expense ratio of the Fund as compared to the advisory fees and expense ratios of the MPI Peer Group. The Board discussed with representatives of the Advisor the limitations in creating a relevant peer group for the Fund, including that (i) the Fund is unique in its composition, which makes assembling peers with similar strategies and asset mix difficult; (ii) most of the peer funds do not employ an advisor/sub-advisor management structure; and (iii) most of the peer funds are larger than the Fund, which causes the Fund's fixed expenses to be higher on a percentage basis as compared to the larger peer funds. The Board took these limitations into account in considering the peer data. In reviewing the peer data, the Board noted that the Fund's advisory fee, based on average net assets, was above the median of the MPI Peer Group.

The Board also considered performance information for the Fund, noting that the performance information included the Fund's quarterly performance report, which is part of the process that the Board has established for monitoring the Fund's performance and portfolio risk on an ongoing basis. The Board determined that this process continues to be effective for reviewing the Fund's performance. In addition to the Board's ongoing review of performance, the Board also reviewed data prepared by MPI comparing the Fund's performance for periods ended December 31, 2014 to the performance of the MPI Peer Group and to two benchmark indexes. In reviewing the Fund's performance as compared to the performance of the MPI Peer Group, the Board took into account the limitations described above with respect to creating a relevant peer group for the Fund. The Board also considered data from MPI on the Fund's annual distribution rate as of December 31, 2014 as compared to the MPI Peer Group. In addition, the Board compared the Fund's premium/discount over the past eight quarters to the average and median premium/discount over the same period of a peer group selected by the Advisor, as well as data on the average premium/discount for 2014 for the funds in the MPI Peer Group, and considered factors that may impact a fund's premium/discount.

On the basis of all the information provided on the fees, expenses and performance of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor and the Sub-Advisor under the Agreements.

The Board noted that the Advisor has made and continues to make significant investment in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board determined that due to the Fund's closed-end structure, the potential for realization of economies of scale as Fund assets grow was not a material factor to be considered. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to the Fund for the twelve months ended December 31, 2014, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. The Board noted the inherent limitations in the profitability analysis, and concluded that the pre-tax profits estimated to have been realized by the Advisor in connection with the management of the Fund were not unreasonable. In addition, the Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement.

The Board considered the Sub-Advisor's representation that assets in the Fund have not grown considerably, so further economies of scale have not been achieved and the sub-advisory rate continues to be appropriate. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board also considered data provided by the Sub-Advisor as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor. The Board noted the inherent limitations in the profitability analysis and concluded that the profitability analysis for the Advisor was more relevant, although the estimated profitability of the Sub-Advisory Agreement appeared to be not unreasonable in light of the services provided to the Fund. The Board considered fall-out benefits that may be realized by the Sub-Advisor from its relationship with the Fund, including that the Sub-Advisor may enter into soft-dollar arrangements, and considered a summary of such arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

FIRST TRUST

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Chartwell Investment Partners, Inc.
1235 Westlakes Drive, Suite 400
Berwyn, PA 19312

ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)   Not applicable.

(b) There have been no changes, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this item in the Registrant's most recent annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        First Trust Enhanced Equity Income Fund
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By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: August 14, 2015
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By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: August 14, 2015
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* Print the name and title of each signing officer under his or her signature.